CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions		Total shareholders' equity CNY (¥)	Ordinary Shares CNY (¥) shares		Additional paid-in capital CNY (¥)	Treasury shares CNY (¥)	Restructuring reserve CNY (¥)	Subscription receivables CNY (¥)	Statutory reserves CNY (¥)	Cumulative translation adjustments CNY (¥)	Unrealized gains (losses) on available-for-sale securities, interest rate swaps and others CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interest CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Mar. 31, 2017		¥ 278,799	¥ 1		¥ 164,585	¥ (2,823)	¥ (624)	¥ (63)	¥ 4,080	¥ (3,618)	¥ 8,703	¥ 108,558	¥ 42,330	¥ 321,129
Balance (in shares) at Mar. 31, 2017 | shares	[1]		20,234,913,512
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment		(328)						14		24	(366)		(463)	(791)
Net change in unrealized gains on available-for-sale securities		1,212									1,212		(1)	1,211
Share of additional paid-in capital and other comprehensive income of equity method investees		(1,455)			(525)						(930)			(1,455)
Change in fair value of forward exchange contracts under hedge accounting		(85)									(85)			(85)
Change in fair value of interest rate swaps under hedge accounting and others		143									143			143
Net income for the year		64,093										64,093	(1,751)	62,342
Acquisition of subsidiaries													40,087	40,087
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		3,831			3,945			(114)						3,831
Issuance of shares, including exercise of share options, and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares	[1]		340,525,232
Transactions with noncontrolling interests		(186)			(186)								(10,513)	(10,699)
Amortization of compensation cost		19,053			19,053								1,039	20,092
Partial disposal of the Company's shares by Suning.com Co., Ltd.		590				590								590
Appropriation to statutory reserves									298			(298)
Others		155			(108)		263						(112)	43
Balance at Mar. 31, 2018		365,822	¥ 1		186,764	(2,233)	(361)	(163)	4,378	(3,594)	8,677	172,353	70,616	436,438
Balance (in shares) at Mar. 31, 2018 | shares	[1]		20,575,438,744
Increase (Decrease) in Stockholders' Equity
Cumulative effect of change in accounting principle (Note 2(t))										(32)	(8,164)	8,196
Adjusted balance		365,822	¥ 1		186,764	(2,233)	(361)	(163)	4,378	(3,626)	513	180,549	70,616	436,438
Foreign currency translation adjustment		479						(12)		452	39		577	1,056
Share of additional paid-in capital and other comprehensive income of equity method investees		724			142					582				724
Change in fair value of interest rate swaps under hedge accounting and others		(295)									(295)			(295)
Net income for the year		87,886										87,886	(7,214)	80,672
Acquisition of subsidiaries		7,515			7,515								49,805	57,320
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options		354			228			126						354
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares	[1]		208,011,512
Repurchase and retirement of ordinary shares		(10,872)			(1,013)							(9,859)		(10,872)
Repurchase and retirement of ordinary shares (in shares) | shares	[1]		(86,973,680)
Transactions with noncontrolling interests		3,412			3,412								406	3,818
Amortization of compensation cost		35,015			35,015								2,586	37,601
Disposal of the Company's shares by Suning.com Co., Ltd.		2,233				2,233								2,233
Appropriation to statutory reserves									690			(690)
Others		(16)			(280)		264						(450)	(466)
Balance at Mar. 31, 2019		492,257	¥ 1		231,783	¥ 0	(97)	(49)	5,068	(2,592)	257	257,886	116,326	¥ 608,583
Balance (in shares) at Mar. 31, 2019 | shares			20,696,476,576	[1]										20,696,476,576	20,696,476,576
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment		2,712						(2)		2,711	3		344	¥ 3,056
Share of additional paid-in capital and other comprehensive income of equity method investees		(732)			(186)					(537)	(9)			(732)
Change in fair value of interest rate swaps under hedge accounting and others		(507)									(507)			(507)	$ (72)
Net income for the year		149,433										149,433	(8,959)	140,474
Acquisition of subsidiaries		2,252			2,252								(501)	1,751
Acquisition of subsidiaries (in shares) | shares	[1]		14,329,896
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options		960			960									960
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares	[1]		206,246,032
Issuance of shares - global offering, net of issuance costs		91,112			91,112									91,112
Issuance of shares - global offering, net of issuance costs (in shares) | shares	[1]		575,000,000
Repurchase and retirement of ordinary shares (in shares) | shares	[1]		(57,560)
Transactions with noncontrolling interests		(9,629)			(9,629)								4,138	(5,491)
Amortization of compensation cost		27,584			27,584								4,009	31,593
Appropriation to statutory reserves									1,032			(1,032)
Others		(41)			(169)		¥ 97			31			(210)	(251)
Balance at Mar. 31, 2020		¥ 755,401	¥ 1		¥ 343,707			¥ (51)	¥ 6,100	¥ (387)	¥ (256)	¥ 406,287	¥ 115,147	¥ 870,548	$ 122,945
Balance (in shares) at Mar. 31, 2020 | shares			21,491,994,944	[1]										21,491,994,944	21,491,994,944

[1]	Note: The number of shares has been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).